INCOME TAXES - Disclosure of detailed information about effective income tax expense (recovery) (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021
Disclosure Of Income Taxes [Line Items]
Net loss before tax and comprehensive loss	$ (608,928)	$ (2,667,798)	$ (4,974,834)
Statutory tax rate	27.00%	27.00%	27.00%
Expected income tax (recovery)	$ (164,000)	$ (720,000)	$ (1,343,000)
Permanent differences	(185,000)	617,000	985,000
Non-deductible items and others	1,848,000	1,436,000	1,331,000
Share issuance costs	63,000	0	0
Change in deferred tax assets not recognized	(1,562,000)	(1,333,000)	(973,000)
Income tax expense (recovery)	$ 0	$ 0	$ 0